Contributed Equity - Additional Information (Details) - shares	Dec. 31, 2022	Jun. 30, 2022	Jul. 01, 2021
Disclosure of classes of share capital [abstract]
Number of shares issued and fully paid	486,774,622	485,951,369	404,601,384